Shareholders' Equity - Schedule of Treasury Shares (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Shareholders Equity[abstract]
Beginning balance	$ 26.5
Used for stock options plan	(0.8)
Ending balance	$ 25.7
Quantity, Beginning balance | shares	4,385,218
Quantity, Used for stock options plan | shares	(93,280)
Quantity, Ending balance | shares	4,291,938
Share value, Beginning balance | $ / shares	$ 6.0
Share value, Used for stock options plan | $ / shares	8.6
Share value, Ending balance | $ / shares	$ 6.0
Net income of uses, Used for stock options plan	$ 0.4
Net income of uses, Ending balance	$ 0.4